Related Party Transactions - Related Party Balances (Details) - Affiliated Entity - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party balance	$ 219	$ 1,514
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party balance	(94)	317
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party balance	0	352
Frontline Ltd
Related Party Transaction [Line Items]
Related party balance	601	1,051
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party balance	(35)	(62)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Related party balance	(12)	0
Frontline Management AS
Related Party Transaction [Line Items]
Related party balance	(16)	(143)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party balance	(223)	0
Ship Finance International Limited
Related Party Transaction [Line Items]
Related party balance	$ (2)	$ 0